Liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Liabilities From Financing Activities
Schedule of changes in liabilities arising from financing activities

		2022
				Non-cash transactions				Adjustments to profit
	Opening balance	Net cash flows (used in) from financing activities	Net cash used in operating activities	Acquisition of property, plant & equipment under new agreements and contractual amendment	Write-off of lease or Senior Secured Amortizing Notes	Transfer of treasury shares	Payment with issue of shares	Exchange rate changes, net	Provision for interest and cost amortization	Unrealized derivatives results	Share-based compennsation	Closing balance
Loans and financing	11,900,030	(263,764)	(912,651)	-	1,003,279	-	-	(701,966)	1,092,589	(132,626)	-	11,984,891
Leases	10,762,984	(2,357,341)	(58,357)	2,723,031	(459,480)	-	-	(720,497)	1,316,619	-	-	11,206,959
Share capital	4,039,112	694	-	-	-	-	591	-	-	-	-	4,040,397
Shares to issue	3	588	-	-	-	-	(591)	-	-	-	-	-
Treasury shares	(41,514)	37	-	-	-	2,588	-	-	-	-	-	(38,910)
Capital reserves	208,711	946,261	-	-	-	(2,588)	-	-	-	-	26,184	1,178,568

	2021
				Non-Cash Transactions				Adjustments to profit
	Opening balance	Net cash flows (used in) from financing activities	Net cash used in operating activities	Acquisition of property, plant & equipment under new agreements and contractual amendment	Transaction with non-controlling shareholders, shares to be issued and sale/transfer of treasury shares	Amortization with related assets	Distribution of interim dividends	Exchange rate changes, net	Provision for interest and cost amortization	Unrealized derivatives results	Closing balance
Loans and financing	9,976,966	1,359,595	(704,409)	-	-	(198,270)	-	756,861	896,091	(186,804)	11,900,030
Leases	7,584,192	(1,449,285)	16,652	3,255,646	-	(41,973)	-	517,126	880,626	-	10,762,984
Dividends and interest on shaholders’ equity to pay (1)	23,139	(260,131)	-	-	-	-	236,992	-	-	-	-
Share capital	3,009,436	420,734	-	-	608,942	-	-	-	-	-	4,039,112
Shares to issue	1,180	926	-	-	(2,103)	-	-	-	-	-	3
Treasury shares	(62,215)	588	-	-	20,113	-	-	-	-	-	(41,514)
Capital reserves	207,246	(744,450)	21,578	-	724,337	-	-	-	-	-	208,711

(1)	The amount is recorded in the Other liabilities group, in current liabilities.
				2020
				Non-cash transactions					Adjustments to the net loss
	Opening balance	Net cash flows from (used in) financing activities	Net cash flows from operating activities	Property, plant and equipment acquisition through financing	Factoring	Variation in variable and short-term liabilities	Deposit in guarantee	Write-off	Exchange rate changes, net	Provision for interest and cost amortization	Contractual amendment	Unrealized income (expenses) on derivatives	Closing balance
Loans and financing	8,409,841	(814,710)	(615,027)	25,974	411,457	-	-	-	2,207,107	727,318	-	(374,994)	9,976,966
Leases	6,052,780	(1,058,692)	(4,530)	454,248	-	18,731	(47,215)	(704,164)	1,833,257	818,529	221,248	-	7,584,192